Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets
Revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693	$ 2,645	$ 2,552
Equipment on operating leases and non-leased equipment, net	3,063				2,663				2,772				3,063	2,663	2,772
Inside U.S.
Revenues from External Customers and Long-Lived Assets
Revenues													1,142	1,112	1,138
Equipment on operating leases and non-leased equipment, net	1,218				986				1,044				1,218	986	1,044
Inside Canada
Revenues from External Customers and Long-Lived Assets
Revenues													347	374	362
Equipment on operating leases and non-leased equipment, net	761				771				818				761	771	818
Inside Australia
Revenues from External Customers and Long-Lived Assets
Revenues													301	259	222
Equipment on operating leases and non-leased equipment, net	342				314				343				342	314	343
All other
Revenues from External Customers and Long-Lived Assets
Revenues													903	900	830
Equipment on operating leases and non-leased equipment, net	$ 742				$ 592				$ 567				$ 742	$ 592	$ 567